Share Capital (Details Textual)			1 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2017 CAD ($)	Mar. 29, 2017 CAD ($)	Feb. 16, 2015 CAD ($) $ / shares shares	Dec. 31, 2015 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2016 CAD ($) $ / shares shares	Dec. 31, 2015 CAD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares
Disclosure of classes of share capital [line items]
During the year shares issued gross proceeds					$ 10,539,366	$ 6,771,033
Shares issued for cash - seed capital				$ 5,070
Share-based payment expense						3,264,681
Shares issued for finder's fees fair value					712,744	1,342,600
Stock-based compensation expense				354,015	889,511	1,461,189
Share subscription				$ 50,000	675,000	41,500
Issuance of convertible debt					130,439	43,102
Partial settlement a shareholder loan						$ 50,000
Shares issued upon conversion of convertible loans carrying value					$ 1,488,276
Weighted average number of common shares outstanding | shares				25,769,510	43,636,629	32,684,868
Warrants to acquire common shares for services fair value					$ 1,085,716
Net and comprehensive loss				$ (995,833)	$ (11,366,372)	$ (8,973,347)
Stock options [Member]
Disclosure of classes of share capital [line items]
Stock options exercisable period					7 years
Weighted average share price, share options granted | $ / shares					$ 0.74	$ 0.63
Maximum number of common shares reserved for issuance | shares					60,000,000
Warrants [Member]
Disclosure of classes of share capital [line items]
Shares issued for finder's fees fair value		$ 3,223
Warrants to acquire common shares for services fair value	$ 274,407
Share capital [Member]
Disclosure of classes of share capital [line items]
Issued and outstanding | shares				26,783,625	47,588,209	41,783,587	26,783,625	47,588,209
During the year shares issued gross proceeds			$ 12,022,308			$ 8,375,519	$ 453,450
During the year shares issued | shares			3,820,499			13,575,200	1,433,625
Unit prices | $ / shares			$ 0.0002
Shares issued for cash - seed capital				$ 5,070
Shares issued for cash - seed capital, shares | shares				25,350,000
Private placement of common shares price per share | $ / shares						$ 0.85
Share-based payment expense						$ 3,264,681
Shares issued for finder's fees fair value					$ 709,521	$ 823,512
Shares issued for finder's fees | shares					214,009	1,273,512
Share subscription							$ 50,000,000
Issuance of convertible debt, shares | shares						26,250
Issuance of convertible debt						$ 26,250
Partial settlement shareholder loan shares | shares						125,000
Partial settlement a shareholder loan						$ 50,000
Shares issued upon conversion of convertible loans carrying value					$ 1,657,845
Shares issued upon conversion of convertible loans | shares					1,620,114
Warrants to acquire common shares for services fair value					$ 811,308
Warrants to acquire common shares for services | shares					150,000
Net and comprehensive loss
Share capital [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Unit prices | $ / shares				$ 0.20	$ 0.15	$ 0.3634	$ 0.20
Share capital [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Unit prices | (per share)				$ 0.40	$ 7.47	$ 1.00	$ 0.40	$ 6.00
Share issue cost [Member]
Disclosure of classes of share capital [line items]
Issued and outstanding | shares					47,588,209			47,588,209
During the year shares issued gross proceeds					$ (1,381,442)	$ (1,604,486)
Shares issued for cash - seed capital
Share subscription					(75,000)	(10,000)
Net and comprehensive loss
Share subscription [Member]
Disclosure of classes of share capital [line items]
During the year shares issued gross proceeds					(101,500)
Shares issued for cash - seed capital
Share subscription				50,000	750,000	51,500
Net and comprehensive loss
Share-based payment reserve
Disclosure of classes of share capital [line items]
Shares issued for cash - seed capital
Shares issued for finder's fees fair value					3,223	519,088
Share subscription
Issuance of convertible debt						$ 16,852
Warrants to acquire common shares for services fair value					$ 274,408
Net and comprehensive loss